Investment Strategy	Oct. 31, 2026
Brown Advisory Growth Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies that have growth characteristics (“80% Policy”). A company is considered to have growth characteristics if it (i) is included in a Russell growth index, (ii) is classified as a growth company by an independent third-party source, or (iii) is determined by the Adviser to have growth characteristics based on one or more qualitative or quantitative factors, including projected earnings growth, sales growth or free cash flow growth, trailing earnings growth, research and development intensity, capital-raising activity intended to grow, fund or expand the business, or other characteristics the Adviser believes are indicative of above-average growth potential.

The Fund may also invest in companies that do not exhibit particularly strong earnings histories but have other attributes that may contribute to accelerated growth in the foreseeable future. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Fund may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including in emerging markets.

The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes have exhibited an above average rate of earnings growth and that have prospects for above average, sustainable growth in the future. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase.

The Adviser may sell a security or reduce its position if:
•The investment thesis is violated;
•A more attractively priced security is found; or
•The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies that have growth characteristics (“80% Policy”).
Brown Advisory Flexible Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests primarily in a portfolio of equity securities issued by large, middle and small capitalization companies that the Adviser believes have strong, or improving, long-term business characteristics and share prices that do not reflect certain favorable fundamental attributes. Such attributes include what the Adviser believes are favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation.

The Adviser does not limit its investments to securities of a particular market cap range but the focus is generally on companies with market capitalizations greater than $2 billion at time of purchase. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), exchange traded funds (“ETFs”), and business development companies (“BDCs”). The Fund may also invest in private placements in these types of securities. The Fund may invest in ETFs and BDCs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including emerging markets.

The Adviser follows an investment philosophy referred to as “flexible equity.” Flexibility allows the Adviser to implement both growth and value styles and look across market cap ranges, expanding the bargain hunting concepts of value investing to a broader range of opportunities. The Adviser emphasizes individual security selection based on identifying long-term attractive businesses, i.e., those with significant desirable traits and few or no undesirable traits, when they are available at what the Adviser considers to be bargain prices. Desirable traits include favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. The Adviser believes that bargain prices most often arise in the stock market due to short-term investor perceptions or temporary business challenges creating undue price declines and price recovery potential, or unrecognized favorable prospects within a business or changes for the better in company management or industry conditions.

With respect to 20% of its assets, the Fund may invest in investment grade securities or unrated securities determined by the Adviser to be of comparable quality.

The sale of a company’s equity securities may arise if the securities’ market price exceeds the Adviser’s estimate of intrinsic value, if the ratio of risk and rewards of continuing to own the company’s equity is no longer attractive (i.e., the Adviser believes the downside return potential exceeds the upside return potential when considering the range of estimated future security prices), or if the Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities.
Brown Advisory Sustainable Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Brown Advisory Sustainable Growth Fund seeks to achieve capital appreciation. Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve its objective, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies that have growth characteristics and meet the sustainable investment criteria of the Fund, collectively the “Investment Criteria” (“80% Policy”). For purposes of this 80% Policy, a company will meet the Fund’s sustainable investment criteria if the Adviser believes it effectively implements a Sustainable Business Advantage (as defined below). A company is considered to have growth characteristics if it (i) is included in a Russell growth index, (ii) is classified as a growth company by an independent third-party source, or (iii) is determined by the Adviser to have growth characteristics based on one or more qualitative or quantitative factors, including projected earnings growth, sales growth or free cash flow growth, trailing earnings growth, research and development intensity, capital-raising activity intended to grow, fund or expand the business, or other characteristics the Adviser believes are indicative of above-average growth potential.

The Fund invests primarily in the securities of medium and large capitalization companies that the Adviser believes (1) have the fundamental strengths (strong financials and business models) to outperform their peers and deliver strong earnings growth over a market cycle, (2) effectively implement Sustainable Business Advantages (described below), and (3) have attractive valuations.

The Adviser seeks companies with strong business models and prospects for growth, cost improvements, enhanced franchise value, strong cash flow generation, and a solid track record of execution, among other qualities. Through investment analysis the Adviser also seeks companies with Sustainable Business Advantages, defined as companies that use internal sustainability strategies to improve their financial position, including but not limited to, those strategies that lead to revenue growth, cost improvements, or enhanced franchise value. The Adviser also seeks companies that have strong risk management practices in place where sustainability-related risks may be present.

The Adviser pursues strategic engagement with companies and other stakeholders in an effort to enhance due diligence and monitor the investment thesis.

The Adviser considers each proxy voting proposal related to holdings in the Fund on its own merits and an independent determination is made based on the relevant facts and circumstances, in accordance with the Adviser’s current Proxy Voting Policy.

Medium and large capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at time of purchase. The Fund may also invest a portion of the portfolio in equity securities of small market capitalization companies. The equity securities in which the Fund principally invests are common stocks. Furthermore, the Fund may invest up to 15% of assets in foreign securities (including American Depositary Receipts (“ADRs”)), which may include emerging markets securities. Emerging market countries for these purposes consists of countries in Latin America, Asia, Eastern Europe, Africa and the Middle East, and include, among other countries, Brazil, China, Hong Kong, India, Indonesia and Taiwan. ADRs may be either sponsored or unsponsored. The Fund also may invest in real estate investment trusts (“REITs”).

The Adviser uses scenario analyses to assess the company’s valuation and potential for appreciation or downside risk.

The Adviser may sell a security or reduce its position for a number of reasons, including:
•The investment thesis is violated;
•A more attractively priced security is found; or
•The security becomes overvalued relative to the Adviser’s long-term expectations.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve its objective, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies that have growth characteristics and meet the sustainable investment criteria of the Fund, collectively the “Investment Criteria” (“80% Policy”).
Brown Advisory Small-Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization domestic companies that have growth characteristics (“80% Policy”). For purposes of this 80% Policy, small-capitalization companies are companies within the market capitalization range of issuers included in the Russell 2000® Growth Index during the trailing 13 months, which as of September 30, 2026 was between $28 million and $12.4 billion; however, this market capitalization range will change over time and with market conditions. A company is considered to have growth characteristics if it (i) is included in a Russell growth index, (ii) is classified as a growth company by an independent third-party source, or (iii) is determined by the Adviser to have growth characteristics based on one or more qualitative or quantitative factors, including projected earnings growth, sales growth or free cash flow growth, trailing earnings growth, research and development intensity, capital-raising activity intended to grow, fund or expand the business, or other characteristics the Adviser believes are indicative of above-average growth potential.

The Fund invests primarily in companies the Adviser believes have above average growth prospects. The Adviser conducts an in-depth analysis of a company’s fundamentals to identify those companies it believes have the potential for long-term earnings growth that is not fully reflected in the security’s price.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Fund may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Adviser may sell a security or reduce its position if it believes:
•The security subsequently fails to meet initial investment criteria;
•A more attractively priced security is found; or
•The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization domestic companies that have growth characteristics (“80% Policy”).
Brown Advisory Small‑Cap Fundamental Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies that have value characteristics (“80% Policy”). For purposes of this 80% Policy, small-capitalization companies are companies within the market capitalization range of issuers included in the Russell 2000® Value Index during the trailing 13 months, which as of September 30, 2026 was between $6 million and $10.6 billion; however, this market capitalization range will change over time and with market conditions. A company is considered to have value characteristics if it (i) is included in a Russell value index, (ii) is classified as a value company by an independent third-party source, or (iii) is determined by the Adviser to have value characteristics based on one or more qualitative or quantitative factors, including consideration of past, current or future earnings, cash flows, book value and sales or growth rates relative to a company’s history, industry or the broader market.

Equity securities include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Fund may also invest in private placements in these types of securities. The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Adviser believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company’s underlying business. The Adviser uses a research-driven analysis that results in the Fund’s portfolio having an emphasis on out-of-favor or under-followed, cash-generating companies with sustainable business models, strong finances, competent management and a demonstrable record of profitability and self-funded growth. The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company. To a more limited extent, the Fund may invest up to 15% of its assets in foreign equity securities, including equity securities from emerging markets. With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including up to 5% of its assets in distressed debt securities. The Fund may utilize options, futures contracts and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Investments in derivatives may be counted towards the Fund’s 80% Policy if they provide investment exposure to investments that are included in the Fund’s 80% Policy or to one or more market risk factors associated with such investments.

The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Adviser may sell a security or reduce its position if:
•It has reached its target price;
•Its present reward to risk ratio is unattractive;
•It is overvalued; or
•The company’s fundamentals have deteriorated in a material, long-term manner.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies that have value characteristics (“80% Policy”).
Brown Advisory Sustainable Small-Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization domestic companies that satisfy the Fund’s sustainable investment criteria, together the “Investment Criteria” of the Fund (“80% Policy”). The Adviser will seek to balance growth oriented and value oriented holdings to achieve a core portfolio. Small capitalization companies are companies within the market capitalization range of issuers included in the Russell 2000® Index during the trailing 13 months, which as of September 30, 2026 was between $6 million and $12.4 billion; however, this market capitalization range will change over time and with market conditions. For purposes of the 80% Policy, a company will meet the Fund’s sustainable investment criteria if the Adviser believes it uses internal sustainability strategies to improve its financial position. These strategies include, but are not limited to, effective human capital management, operational efficiencies that reduce resource consumption, or products and services that deliver meaningful customer value through improvements in resource efficiency, safety, health, or other identifiable benefits.

Equity securities include domestic common and preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Fund may also invest in private placements in these types of securities. The Fund may invest in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Fund will invest primarily in securities the Adviser believes have strong business fundamentals and attractive valuations. The Adviser seeks securities with established or improving sustainability characteristics, defined as companies that use internal sustainability strategies to improve their financial position. The Adviser seeks companies with low exposure to sustainability risks, or that have strong risk management practices in place where these risks may by present.

The Adviser pursues strategic engagement with companies and other stakeholders in an effort to enhance due diligence and monitor the investment thesis.

The Adviser considers each proxy voting proposal related to holdings in the Fund on its own merits and an independent determination is made based on the relevant facts and circumstances, in consideration of the Adviser’s current Proxy Voting Policy.

The Adviser may sell a security or reduce its position if it believes:
•The security subsequently fails to meet initial Investment Criteria;
•A more attractively priced security is found; or
•The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization domestic companies that satisfy the Fund’s sustainable investment criteria, together the “Investment Criteria” of the Fund (“80% Policy”)
Brown Advisory Sustainable Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities that have value characteristics and meet the Fund’s sustainable investment criteria (“80% Policy”). For purposes of this 80% Policy, a company will meet the Fund’s sustainable investment criteria if the Adviser believes it has sustainability characteristics that may improve its financial position and strong management of sustainability-related risks, including companies with Sustainable Cash Flow Advantage (as defined below) over time. A company is considered to have value characteristics if it (i) is included in a Russell value index, (ii) is classified as a value company by an independent third-party source, or (iii) is determined by the Adviser to have value characteristics based on one or more qualitative or quantitative factors, including consideration of past, current or future earnings, cash flows, book value and sales or growth rates relative to a company’s history, industry or the broader market.

The Fund invests primarily in securities of large market capitalization companies that the Adviser deems to meet its “value” and “sustainable investment” criteria, collectively the “Investment Criteria” for the Fund. Large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $3 billion at the time of purchase. The market capitalizations of the companies in the Fund’s portfolio changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls outside this range.

Equity securities include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) exchange traded funds (“ETFs”) and business development companies (“BDCs”). The Fund may also invest in private placements in these types of securities. The Fund may invest in ETFs and BDCs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its assets in foreign securities, including in emerging markets. Emerging market countries for these purposes consists of countries in Latin America, Asia, Eastern Europe, Africa and the Middle East, and include, among other countries, Brazil, China, Hong Kong, India, Indonesia and Taiwan.

The Adviser defines “value” as businesses that exhibit stable and consistent free cash flow generation, that display capital discipline by demonstrating both prudent balance sheet management and capital expenditures, and that trade at attractive valuations because they provide a favorable reward versus risk outlook. The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Adviser believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company’s underlying business. The Adviser uses a research-driven analysis that results in the Fund’s portfolio having an emphasis on out-of-favor, cash-generating companies with durable business models, strong finances, competent management and a demonstrable record of prudent capital allocation. The Adviser’s valuation discipline attempts to estimate the range of a company’s business value by considering past, current or future earnings, cash flows, book value, sales or growth rates relative to the company’s history, industry, or the broader market. The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company.
The Adviser defines its sustainable investment criteria as companies that have sustainability characteristics that may improve their financial position and have strong management of sustainability-related risks. The Adviser looks for companies with Sustainable Cash Flow Advantage (“SCFA”) over time. SCFA is part of the broader research process. A majority of the Fund will consist of securities with established or emerging SCFA. SCFA’s have one or more of the following drivers:

•People: For example:
•Attraction, retention and internal promotion of employees drives cost savings while also creating a cultural advantage.
•Leadership on health and safety has the potential to serve as both a mechanism for improved employee retention and generation of revenue tied to greater productivity.
•Process: For example:
•Sound operations that promote a safe and healthy community can bolster franchise value, while also avoiding regulatory and reputational risk.
•Margin improvement through operations that save costs and resources, enabling meaningful reduction in carbon emissions and natural capital.
•Product: For example:
•Products or services that provide superior customer outcomes resulting in recurring revenue while also providing environmental and/or social solutions.

Additionally, the Adviser pursues strategic engagement with companies and other stakeholders in an effort to enhance due diligence and monitor the investment thesis, including emerging SCFA.

The Adviser considers each proxy voting proposal related to holdings in the Fund on its own merits and an independent determination is made based on the relevant facts and circumstances, in consideration of the Adviser’s current Proxy Voting Policy.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities that have value characteristics and meet the Fund’s sustainable investment criteria (“80% Policy”).
Brown Advisory Global Leaders Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies that Brown Advisory Limited (the “Sub-Adviser”) believes are leaders within their industry or country as demonstrated by an ability to deliver high relative return on invested capital over time (“80% Policy”). The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries.

The equity securities in which the Fund may invest will include the equity securities of companies that the Sub-Adviser believes are leaders within their industry or country as demonstrated by an ability to deliver high relative return on invested capital over time. This typically can be attributable to, among other things, a strong competitive position and a defendable barrier to entry. These securities also typically use sustainability to compound a competitive advantage and have strong sustainability risk management practices. The equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities, such as stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and exchange traded funds (“ETFs”). The equity securities in which the Fund may invest will generally be issued by mid- and large capitalization companies. Medium and large market capitalization companies are, according to the Sub-Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. In addition to those securities, the Fund may also invest in convertible bonds, Rule 144A securities, U.S. Treasury bills, fixed and/or floating rate U.S. Government securities, real estate investment trusts (“REITs”) and unlisted securities. The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.

The Sub-Adviser seeks companies with emerging or mature Sustainable Business Advantages, defined as companies that use internal sustainability strategies to improve their financial position, including, but not limited to, those strategies that lead to revenue growth, cost improvements, or enhanced franchise value. The Sub-Adviser also seeks companies that have strong risk management practices in place where sustainability risks may be present. These considerations are included as part of the broader Investment Criteria for the Fund.

The Sub-Adviser considers each proxy voting proposal related to holdings in the Fund on its own merits and an independent determination is made based on the relevant facts and circumstances, in consideration of the Adviser’s current Proxy Voting Policy.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, redeploy assets into more promising opportunities, or, in the Sub-Adviser's view, the investment is no longer attractive.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies that Brown Advisory Limited (the “Sub-Adviser”) believes are leaders within their industry or country as demonstrated by an ability to deliver high relative return on invested capital over time (“80% Policy”).
Brown Advisory Sustainable International Leaders Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities that satisfy the Fund’s sustainable investment criteria and that Brown Advisory Limited (the “Sub-Adviser”) believes are leaders within their industry or country as demonstrated by an ability to deliver high relative return on invested capital over time, collectively the “Investment Criteria” for the Fund (“80% Policy”). This typically can be attributable to, among other things, a strong competitive position and a defendable barrier to entry. For purposes of the 80% Policy, a company will meet the Fund’s sustainable investment criteria if the Sub-Adviser believes it has strong management of sustainability-related risks, including risks relating to governance, social, economic, climate conditions and resource access factors. A significant majority of such companies will have an emerging or mature Sustainable Business Advantage (as defined below). The Fund also will, under normal market conditions: (1) invest at least 80% of its assets outside the United States, or if market conditions are not favorable, at least 70% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries (not including the United States). The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries. Emerging market companies for these purposes consist of companies in emerging market countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East, and include, among other countries, Brazil, China, Hong Kong, India, Indonesia and Taiwan.

The equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities, such as stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and exchange traded funds (“ETFs”). The equity securities in which the Fund may invest will generally be issued by mid- and large capitalization companies. Medium and large market capitalization companies are, according to the Sub-Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. In addition to those securities, the Fund may also invest in convertible bonds, Rule 144A securities, U.S. Treasury bills, fixed and/or floating rate U.S. Government securities, real estate investment trusts (“REITs”) and unlisted securities. The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.

The Sub-Adviser undertakes sustainable investment due diligence, with the goal of uncovering any sustainable opportunities or risks associated with the company. The Sub-Adviser considers a variety of factors in its due diligence, including but not limited to:
•Environmental factors such as climate change, natural resource stewardship, pollution, and waste management
•Social factors such as human capital management and labor practices, customer well-being, supply chain management, and community relations
•Governance factors such as board and committee composition and structure, shareholder rights, management incentives, and business ethics.
The Sub-Adviser seeks companies with emerging or mature Sustainable Business Advantages, defined as companies that use internal sustainability strategies to improve their financial position, including, but not limited to, those strategies that lead to revenue growth, cost improvements, or enhanced franchise value. The Sub-Adviser also seeks companies that have strong risk management practices in place where sustainability risks may be present.

The Sub-Adviser leverages research that seeks to understand fundamental and sustainability characteristics for every security added to the portfolio. However, at the Sub-Adviser’s discretion, the Fund is permitted to make an investment without a written sustainable investment research assessment on file at the time of purchase, as long as the Sub-Adviser documents how the security meets the Fund’s sustainable investment criteria. The Sub-Adviser also leverages the resources of Brown Advisory LLC (the “Adviser”).

The Sub-Adviser pursues engagement with certain companies and other stakeholders in an effort to enhance due diligence and monitor the investment thesis.

The Sub-Adviser considers each proxy voting proposal related to holdings in the Fund on its own merits and an independent determination is made based on the relevant facts and circumstances, in consideration of the Adviser’s current Proxy Voting Policy.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities that satisfy the Fund’s sustainable investment criteria and that Brown Advisory Limited (the “Sub-Adviser”) believes are leaders within their industry or country as demonstrated by an ability to deliver high relative return on invested capital over time, collectively the “Investment Criteria” for the Fund (“80% Policy”).
Brown Advisory Intermediate Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities (“80% Policy”). The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities. The foregoing may include municipal lease obligations and insured municipal securities. The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% Policy. The Fund may also engage in “To Be Announced” transactions.

The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Adviser. Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years and an average duration of 2 to 5 years. Duration is a measurement of price sensitivity to interest rate changes.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% Policy to the extent they provide investment exposure to investments that are included in the Fund’s 80% Policy or to one or more market risk factors associated with such investments.

The Adviser may sell a fixed income security or reduce its position if:
•    Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•    The security subsequently fails to meet the investment criteria;
•    A more attractive security is found; or
•    The Adviser believes that the security has reached its appreciation potential.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities (“80% Policy”).
Brown Advisory Sustainable Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in bonds and fixed income securities of issuers that satisfy the Fund’s sustainable investment criteria or where the use of the proceeds satisfy the Fund’s sustainable investment criteria, together, the “Investment Criteria” for the Fund (“80% Policy”). For purposes of this 80% Policy, an issuer will meet the Fund’s sustainable investment criteria if the Adviser determines it contributes positively to an environmental and/or social characteristic. The Fund’s sustainable investment criteria considers many factors including, but not limited to, any one or more of the following: clean and renewable energy, climate change and water conservation, waste management, natural resource stewardship, innovative efficiency solutions, labor management, community relations, supply chain management, customer well-being, stewardship of debt and capital, board governance and transparency, and business ethics.

The Fund may invest in corporate fixed income securities, mortgage-backed and asset-backed securities, U.S Government securities and securities issued by foreign entities including foreign-sponsored governmental agencies. The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories and possessions, general obligation securities and revenue securities. The foregoing may include municipal lease obligations and insured municipal securities. The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% investment policy. The Fund may also engage in “To Be Announced” transactions. Certain of the fixed income securities that the Fund may invest in are often commonly referred to as “labeled bonds.” Labeled bonds include, but are not limited to, “Green Bonds,” “Social Bonds,” “Sustainability Bonds,” or “Sustainability-Linked Bonds.”

The Fund invests in fixed income securities that primarily have a maturity that is between 0 and 30 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Adviser. Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 6 and 11 years and an average duration of 3 to 7 years. Duration is a measurement of price sensitivity to interest rate changes.

The Fund may invest up to 20% of its assets in high-yield securities (“junk bonds”), which are speculative in nature. The Fund may invest in securities denominated in non-U.S. currencies. The Fund may also invest in bank loans.

The Fund may invest in derivatives instruments, such as options, currency forwards, futures contracts, including interest rate futures, options on futures, interest rate swaps and credit default swaps. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These positions may also be used to manage interest rate risk or to create synthetic exposure to particular credits. Investments in derivatives may be counted towards the Fund’s 80% Policy to the extent they provide investment exposure to investments that are included in the Fund’s 80% Policy or to one or more market risk factors associated with such investments.

The Adviser utilizes sustainable investment analysis in connection with the Fund's investments in fixed income securities. As part of the research approach, the Adviser has a process to integrate, identify and consider the sustainable investment related risks and opportunities using a sustainable investment research assessment. The assessment may be conducted at the sector, issuer, shelf or security level. Not every investment will be covered at the issuer or security level. The Fund has access to this research and considers relevant sustainability issues. However, at the Adviser’s discretion, the Fund is permitted to make an investment without a written sustainable investment research assessment on file at the time of purchase, as long as the Adviser documents how the security meets the Fund’s sustainable investment criteria.

The outcomes of the Adviser’s research may result in positive environmental and social impacts. While not a thematic fund, the nature of the Adviser’s research considers sustainable investment themes, such as any one or more of sustainable technology innovation, accessibility of essential services like healthcare, financial inclusion, and climate mitigation.

The Adviser pursues strategic engagement with issuers and other stakeholders in an effort to enhance due diligence and monitor the investment thesis.
In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in bonds and fixed income securities of issuers that satisfy the Fund’s sustainable investment criteria or where the use of the proceeds satisfy the Fund’s sustainable investment criteria, together, the “Investment Criteria” for the Fund (“80% Policy”).
Brown Advisory Maryland Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities (“80% Policy”). This 80% Policy cannot be changed without shareholder approval. The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. The Adviser determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”). The Adviser then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced. The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. Generally, the average weighted effective maturity of the Fund’s portfolio securities will be between 4 and 10 years. Normally, the Fund will invest at least 80% of its net assets in securities the interest of which is exempt from Federal and Maryland State income taxes, although such interest may be subject to the Federal alternative minimum tax (“AMT”). All capital gains are subject to Federal and state taxes. Municipal securities include municipal bonds, notes, and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% Policy to the extent they provide investment exposure to investments that are included in the Fund’s 80% Policy or to one or more market risk factors associated with such investments

The Adviser may sell a fixed income security or reduce its position if:
•Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•The security subsequently fails to meet the investment criteria;
•A more attractive security is found; or
•The Adviser believes that the security has reached its appreciated potential.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities (“80% Policy”).
Brown Advisory Tax-Exempt Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in bonds and fixed income securities the interest of which is exempt from Federal income taxes and that do not subject shareholders to the federal alternative minimum tax (“AMT”) (“80% Policy”). This 80% Policy cannot be changed without shareholder approval. The Fund may invest up to 20% of its assets in securities that may fully subject shareholders to Federal income tax, including the AMT. In addition, all capital gains are subject to Federal and state taxes. The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state).

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in municipal securities issued by states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. Municipal securities include state and local general obligation bonds, essential service revenue issues (principally, water and sewer, transportation, public power, combined utilities and public universities), pre-refunded bonds and municipal leases.  Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities. To enhance yield, the Fund may also invest in selective enterprise revenue and/or private activity issues. The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution.  The Fund also may invest in other investment companies, principally money market funds.

The Adviser determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”).  Under the credit guidelines, the Fund will hold at least 80% of its net assets in investment grade municipal debt securities, as rated by an NRSRO when purchased, or if unrated, determined by the Adviser to be of comparable quality. The credit guidelines provide that the Fund may also hold up to 20% of its total assets in securities rated below investment grade by an NRSRO or, if not rated, determined to be of equivalent quality by the Adviser. Securities that are rated below investment grade by NRSROs are commonly referred to as “junk bonds.”  Such lower rated securities and other municipal securities may become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Adviser then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced.  Generally, the average weighted effective maturity of the Fund’s portfolio securities will be between 4 and 10 years.

In determining the municipal securities in which the Fund may invest, the Adviser will use a process for researching securities for purchase that is based on credit research and involves due diligence on each issuer, state, municipality and sector relating to a municipal security.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% Policy to the extent they provide investment exposure to investments that are included in the Fund’s 80% Policy or to one or more market risk factors associated with such investments.

The Adviser may sell a security or reduce its position if:
•Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•The security subsequently fails to meet the investment criteria;
•A more attractive security is found; or
•The Adviser believes that the security has reached its appreciated potential.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in bonds and fixed income securities the interest of which is exempt from Federal income taxes and that do not subject shareholders to the federal alternative minimum tax (“AMT”) (“80% Policy”).
Brown Advisory Tax-Exempt Sustainable Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in bonds and fixed income securities the interest of which is exempt from Federal income taxes, that do not subject shareholders to the federal alternative minimum tax (“AMT”), and that have either a bond issuer or a use of proceeds of the bond issuance that satisfies the Fund’s sustainable investment criteria, together the “Investment Criteria” of the Fund (“80% Policy”). For purposes of this 80% Policy, an issuer will meet the Fund’s sustainable investment criteria if the Adviser determines it contributes positively to an environmental and/or social characteristic. The Fund’s sustainable investment criteria considers many factors including, but not limited to, any one or more of the following: clean and renewable energy, climate change and water conservation, efficient mass transit, innovative efficiency solutions, economic impact, access to affordable healthcare and community health promotion, access to education opportunities, stewardship of debt and capital, and board governance and transparency. The Fund may invest up to 20% of its assets in securities that may fully subject shareholders to Federal income tax, including the AMT. In addition, all capital gains are subject to Federal and state taxes. The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Certain of the fixed income securities that the Fund may invest in are often referred to as “labeled bonds.” Labeled bonds include, but are not limited to, “Green Bonds”, “Social Bonds”, “Sustainability Bonds,” or “Sustainability-Linked Bonds”.

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in municipal securities issued by states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. Municipal securities include state and local general obligation bonds, essential service revenue issues (principally, water and sewer, transportation, public power, combined utilities and public universities), pre-refunded bonds and municipal leases. The Fund may also invest in private placements in these types of securities.  Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.  To enhance yield, the Fund may also invest in selective enterprise revenue and/or private activity issues.  The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company (a bond insurer) or other financial institution.  The Fund also may invest in other investment companies, principally money market funds.

The Adviser determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”).  Under the credit guidelines, the Fund will hold at least 80% of its net assets in investment grade municipal debt securities, as rated by an NRSRO when purchased, or if unrated, determined by the Adviser to be of comparable quality. The credit guidelines provide that the Fund may also hold up to 20% of its total assets in securities rated below investment grade by an NRSRO or, if not rated, determined to be of equivalent quality by the Adviser. Securities that are rated below investment grade by NRSROs are commonly referred to as “junk bonds.”  Such lower rated securities and other municipal securities may become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Adviser then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced.  Generally, the average weighted effective maturity of the Fund’s portfolio securities will be between 4 and 10 years.

In determining the municipal securities in which the Fund may invest, the Adviser will use a process for researching securities for purchase that is based on intensive credit research and involves extensive due diligence on each issuer, state, municipality and sector relating to a municipal security.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% Policy to the extent they provide investment exposure to investments that are included in the Fund’s 80% Policy or to one or more market risk factors associated with such investments.

The Adviser utilizes sustainable investment analysis in connection with the Fund's investments in fixed-income securities. As part of the research approach, the Adviser has a process to integrate, identify and consider the sustainable investment related risks and opportunities using a sustainable investment research assessment. The assessment may be conducted at the sector, issuer or security level. Not every investment will be covered at the issuer or security level. The Fund has access to this research and considers relevant sustainability issues. However, at the Adviser’s discretion, the Fund is permitted to make an investment without a written sustainable investment research assessment on file at the time of purchase, as long as the Adviser documents how the security meets the Fund’s sustainable investment criteria.

The outcomes of the Adviser’s research may result in positive environmental and social impacts. While not a thematic fund, the nature of the Adviser's research considers sustainable investment themes, such as any one or more of responsible water management, accessibility of essential services like healthcare, transportation, education, and climate mitigation.

The Adviser pursues strategic engagement with issuers and other stakeholders in an effort to enhance due diligence and monitor the investment thesis.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in bonds and fixed income securities the interest of which is exempt from Federal income taxes, that do not subject shareholders to the federal alternative minimum tax (“AMT”), and that have either a bond issuer or a use of proceeds of the bond issuance that satisfies the Fund’s sustainable investment criteria, together the “Investment Criteria” of the Fund (“80% Policy”).
Brown Advisory Mortgage Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in investment grade mortgage-related securities (“80% Policy”). Mortgage-related securities consist of mortgage-backed securities (“MBS”) such as residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), stripped mortgage-backed securities (“SMBS”), collateralized mortgage obligations (“CMOs”), inverse floating rate obligations and other similar types of securities representing an interest in or that are secured by mortgages. The Fund may also engage in “To Be Announced” transactions and it may invest in municipal housing bonds and other investment companies. The Fund invests in securities of various maturities and durations.

The Fund will hold at least 80% of its net assets in investment grade mortgage-related securities, that is, securities rated in the top four ratings categories as rated at the time of purchase by a Nationally Recognized Statistical Rating Organization (an “NRSRO”), or if unrated, as determined by the Adviser to be of comparable quality. The Fund may also hold up to 20% of its total assets in securities that are rated below investment grade by an NRSRO or, if not rated, determined to be of equivalent quality by the Adviser. Securities that are rated below investment grade by independent rating agencies are commonly referred to as “junk bonds.” If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% Policy to the extent they provide investment exposure to investments that are included in the Fund’s 80% Policy or to one or more market risk factors associated with such investments.

As part of the Fund’s research approach, the Adviser has a process to integrate, identify and consider the sustainable investment related risks and opportunities using a sustainable investment research assessment. The Fund’s sustainable investment criteria considers many factors including, but not limited to, any one or more of the following: affordable housing, climate change, resource efficiency (energy and water), lending practices, and community development.

The Adviser may sell a security or reduce its position if:
•Revised economic outlook requires a repositioning of the portfolio or alters the risk/reward of a given security
•Changes in a security’s composition, such as faster or slower prepayments than expected, alter its risk/reward balance to an unfavorable position
•A more attractive security is found or
•The Adviser believes the security has reached its appreciation potential.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in investment grade mortgage-related securities (“80% Policy”).
Brown Advisory WMC Strategic European Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, the Brown Advisory − WMC Strategic European Equity Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Europe – defined as countries included in the MSCI Europe Index.

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Europe, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets; or (iv) country where the company derives at least half of its revenue or profits. As of September 30, 2026, the following countries were included in the MSCI Europe Index: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

The Fund may purchase equity securities of companies of any size capitalization. Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as stock futures contracts or convertible securities, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”), initial public offerings (“IPOs”), and exchange traded funds (“ETFs”).

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of Europe, which may include less developed and emerging markets countries as well as other developed market countries.

The Fund may utilize options, futures contracts, currency forwards, swaps and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. The Fund may also invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Investments in derivatives may be counted towards the Fund’s 80% Policy if they provide investment exposure to investments that are included in the Fund’s 80% Policy or to one or more market risk factors associated with such investments.
The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Brown Advisory − WMC Strategic European Equity Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Europe – defined as countries included in the MSCI Europe Index.
Brown Advisory Emerging Markets Select Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by companies that are established or operating in emerging market countries ("80% Policy"). These will consist of companies in emerging market countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East. The Fund intends to invest primarily in the following countries (others may be added as markets in other countries develop):
•Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.
•Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.
•Eastern Europe: Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.
•Africa and the Middle East: Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

The Fund considers a company to be established or operating in emerging market countries if: (i) it is organized under the laws of or maintains its principal office in an emerging market country; (ii) its securities are principally traded on trading markets in emerging markets countries; (iii) it derives at least 50% of its total revenue or profits from either goods or services produced or sales made in emerging markets countries; or (iv) it has at least 50% of its assets in emerging market countries.

The Fund may purchase equity securities of companies of any size capitalization. Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Non-Voting Depositary Receipts (“NVDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), initial public offerings (“IPOs”), and the Fund may also invest in fixed income securities and private placements.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of emerging markets, which may include other less developed countries as well as developed market countries. Such less developed countries share many similar attributes with emerging markets countries, however, their markets are not yet considered to be as developed as those in the emerging markets.

The Fund may utilize rights, warrants, options, futures contracts and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. The Fund may also invest in Contracts for Difference or participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Investments in derivatives may be counted towards the Fund’s 80% Policy if they provide investment exposure to investments that are included in the Fund’s 80% Policy or to one or more market risk factors associated with such investments.

The Fund may invest up to 20% of its net assets in fixed income securities.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by companies that are established or operating in emerging market countries ("80% Policy").
Brown Advisory Beutel Goodman Large-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies that have value characteristics (“80% Policy”). For purposes of this 80% Policy, large-capitalization companies are companies with market capitalizations greater than $5 billion. A company is considered to have value characteristics if it (i) is included in a Russell value index, (ii) is classified as a value company by an independent third-party source, or (iii) is determined by the Adviser to have value characteristics based on one or more qualitative or quantitative factors, including consideration of past, current or future earnings, cash flows, book value and sales or growth rates relative to a company’s history, industry or the broader market.

The Fund seeks to invest in companies at discounts to their business value, which the Fund considers to be the present value of sustainable free cash flow. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. Accordingly, investments are made only when the Fund believes there is a sufficient discount to business value to mitigate the loss of capital in the event of adverse circumstances.

Equity securities in which the Fund may invest include common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), exchange traded funds (“ETFs”), and other types of investment companies. The Fund may also invest in private placements in these types of securities. The Fund may invest in ETFs and other types of investment companies that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities. The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.

The Fund may utilize options, futures contracts and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Investments in derivatives may be counted towards the Fund’s 80% Policy if they provide investment exposure to investments that are included in the Fund’s 80% Policy or to one or more market risk factors associated with such investments.

The Fund may sell a security or reduce its position if it believes:
•The security subsequently fails to meet initial investment criteria;
•A more attractively priced security is found; or
•The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies that have value characteristics (“80% Policy”).
Brown Advisory WMC Japan Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, the Brown Advisory - WMC Japan Equity Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan (“80% Policy”).

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Japan, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets with respect to at least half of the company’s assets; or (iv) country where the company derives at least half of its revenue or profits.
The Fund may purchase equity securities of companies of any size capitalization. Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as stock futures contracts or convertible securities, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”), initial public offerings (“IPOs”), and exchange traded funds (“ETFs”).

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries outside of Japan, which may include less developed and emerging markets countries as well as other developed market countries.
The Fund may utilize options, futures contracts, currency forwards, swaps and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. It is expected that the Fund will generally not hedge the portfolio’s Japanese yen exposure. However, the Fund reserves the right to partially or fully hedge the portfolio’s Japanese yen exposure in order to manage risk. The Fund may also opportunistically reduce equity exposure using futures contracts. In addition, the Fund may invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Investments in derivatives may be counted towards the Fund’s 80% Policy if they provide investment exposure to investments that are included in the Fund’s 80% Policy or to one or more market risk factors associated with such investments.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Brown Advisory - WMC Japan Equity Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan (“80% Policy”).